Employee Benefits (Weighted-Average Assumptions Used In Determining Net Periodic Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	8.00%
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.25%	6.75%
Expected return on plan assets	8.00%	8.50%	8.50%
Rate of compensation increase	3.00%	4.00%	4.00%
Health Care And Life [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.25%	6.75%
Expected return on plan assets	6.00%	8.25%	8.25%